Inventory (Tables)	9 Months Ended
May 31, 2022
Schedule of Inventory
	May 31, 2022	August 31, 2021
Stockpiled ore	$1,916	$712
In-circuit	162	350
Precious metals inventory	2,078	1,062
Supplies	170	117
Total Inventory	$2,248	$1,179